CONSOLIDATED BALANCE SHEETS $ in Thousands, $ in Thousands	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
ASSETS
Cash and cash equivalents	$ 11,688,383	$ 1,504,742	$ 4,937,538
Cash held on behalf of clients	68,639,816	8,836,569	44,369,310
Restricted cash	1,121	144	1,232
Term deposit	4,990	642	5,540
Short-term investments	2,411,074	310,397	3,114,613
Securities purchased under agreements to resell	316,301	40,720	133,039
Loans and advances - current (net of allowance of HK$45,949 thousand and HK$85,252 thousand as of December 31, 2023 and 2024, respectively)	49,695,691	6,397,736	32,528,421
Receivables:
Clients	534,077	68,756	293,505
Brokers	17,224,387	2,217,437	5,189,155
Clearing organizations	3,277,063	421,883	4,244,793
Fund management companies and fund distributors	1,210,472	155,834	151,691
Interest	597,483	76,919	$ 268,504
Amounts due from related parties	$ 61,200	$ 7,879
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Prepaid assets	$ 63,497	$ 8,174	$ 54,691
Other current assets	160,330	20,641	135,479
Total current assets	155,885,885	20,068,473	95,427,511
Operating lease right-of-use assets	253,212	32,598	224,092
Long-term investments	573,190	73,791	238,556
Loans and advances - non-current	18,805	2,421	18,934
Other non-current assets	2,025,841	260,803	1,226,754
Total non-current assets	2,871,048	369,613	1,708,336
Total assets	158,756,933	20,438,086	97,135,847
LIABILITIES
Amounts due to related parties	$ 79,090	$ 10,182	$ 69,018
Other Liability, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Payables:
Clients	$ 72,379,135	$ 9,317,962	$ 48,762,263
Brokers	43,697,746	5,625,571	15,648,286
Clearing organizations	503,396	64,806	24,096
Fund management companies and fund distributors	507,076	65,280	175,575
Interest	86,964	11,196	44,109
Borrowings	5,702,259	734,099	5,651,565
Securities sold under agreements to repurchase	2,574,659	331,457
Lease liabilities - current	144,357	18,584	114,682
Accrued expenses and other current liabilities	4,936,805	635,556	1,939,004
Total current liabilities	130,611,487	16,814,693	72,428,598
Lease liabilities - non-current	132,924	17,112	123,335
Other non-current liabilities	8,061	1,037	12,183
Total non-current liabilities	140,985	18,149	135,518
Total liabilities	130,752,472	16,832,842	72,564,116
Commitments and Contingencies (Note 28)
SHAREHOLDERS' EQUITY
Additional paid-in capital	18,807,369	2,421,228	18,456,438
Treasury stock (144,498,392 and 144,498,392 shares as of December 31, 2023 and 2024, respectively)	(5,199,257)	(669,343)	(5,199,257)
Accumulated other comprehensive loss	(249,916)	(32,174)	(49,433)
Retained earnings	14,652,946	1,886,394	11,360,890
Total shareholders' equity	28,011,241	3,606,117	24,568,736
Non-controlling interest	(6,780)	(873)	2,995
Total equity	28,004,461	3,605,244	24,571,731
Total liabilities and equity	158,756,933	20,438,086	97,135,847
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	72	9	71
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 27	$ 3	$ 27